Convertible Debentures (Details) - Schedule of convertible debentures - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Balance beginning		$ 6,160,769
Interest and accretion expense		1,893,494
Interest paid or accrued		(746,145)
Issuance of the $6MM debenture		4,395,881
Repayment of the 10% convertible debenture		(1,145,917)
Repayment of the 12% debenture		(6,162,201)
Unamortized fair value difference - opening		(1,341,948)
Amortization of fair value difference	$ 1,230,118	111,830
Change in fair value of debenture	2,626,589	177,530
Cash repayment	(4,000,000)
Repayment through issuance of common shares	(3,200,000)
Balance ending		3,343,293
SCA7.866MM [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Balance beginning		5,014,852
Interest and accretion expense		1,893,494
Interest paid or accrued		(746,145)
Issuance of the $6MM debenture
Repayment of the 10% convertible debenture
Repayment of the 12% debenture		(6,162,201)
Unamortized fair value difference - opening
Amortization of fair value difference
Change in fair value of debenture
Cash repayment
Repayment through issuance of common shares
Balance ending
SCAS1.58MM [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Balance beginning		1,145,917
Interest and accretion expense
Interest paid or accrued
Issuance of the $6MM debenture
Repayment of the 10% convertible debenture		(1,145,917)
Repayment of the 12% debenture
Unamortized fair value difference - opening
Amortization of fair value difference
Change in fair value of debenture
Cash repayment
Repayment through issuance of common shares
Balance ending
November Two 6.0MM [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Balance beginning
Interest and accretion expense
Interest paid or accrued
Issuance of the $6MM debenture		4,395,881
Repayment of the 10% convertible debenture
Repayment of the 12% debenture
Unamortized fair value difference - opening		(1,341,948)
Amortization of fair value difference	1,230,118	111,830
Change in fair value of debenture	2,626,589	177,530
Cash repayment	(4,000,000)
Repayment through issuance of common shares	(3,200,000)
Balance ending		$ 3,343,293